PROVISIONS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
PROVISIONS AND CONTINGENT LIABILITIES
Schedule of detail of provisions
The following tables show the detail of the provisions at December 31, 2025, and 2024:
As of December 31, 2025

	Judicial proceedings	Administrative proceedings(2)	Financial guarantees	Loan commitments	Onerous contracts(3)	Total(4)
In millions of COP
Balance as of January 1, 2025	45,485	83,468	4,493	296,929	8,720	439,095
Reclassification to liabilities related to investments in subsidiaries held for sale(1)	(4,232)	-	(383)	(34,836)	-	(39,451)
Additions recognized in the period	24,484	15,139	7,854	125,193	5,357	178,027
Provisions used during the period	(6,968)	(8,890)	-	-	(3,896)	(19,754)
Provisions reversed during the period	(8,813)	(834)	(2,222)	(145,967)	(2,781)	(160,617)
Translation adjustment	(1,086)	-	(71)	(13,488)	-	(14,645)
Final balance as of December 31, 2025	48,870	88,883	9,671	227,831	7,400	382,655
(1)The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For further information, see Note 1, Reporting Entity; Note 2.D12, Significant Accounting Policies – Assets Held for Sale and Discontinued Operations; and Note 31, Discontinued Operation..
(2)The balance mainly includes new provisions of COP 15,355 and an increase in existing provisions of COP 4,915.
(3)Onerous contracts corresponds to Renting Colombia S.A.S., whose maturity exceeds three years.
(4)The decrease mainly relates to Banistmo S.A. (a subsidiary classified as an asset held for sale), see Note 31 Discontinued operations.

As of December 31, 2024

	Judicial proceedings(1)	Administrative proceedings(2)	Financial guarantees(3)	Loan commitments	Onerous contracts(4)	Total
In millions of COP
Balance as of January 1, 2024	50,812	92,380	2,238	252,381	3,300	401,111
Additions recognized in the period	36,347	1,038	2,599	169,878	5,420	215,282
Provisions used during the period	(33,333)	(9,976)	-	-	-	(43,309)
Provisions reversed during the period	(11,362)	-	(407)	(138,052)	-	(149,821)
Translation adjustment	1,581	26	63	12,722	-	14,392
Effect of discounted cash flows	1,440	-	-	-	-	1,440
Final balance as of December 31, 2024	45,485	83,468	4,493	296,929	8,720	439,095
(1)The balance includes provisions mainly with Tuvacol S.A. and payments mostly with the processes of the municipality of Purificación Tolima and fiscal responsibility of the departmental comptroller's office of Cundinamarca.
(2)The balance mainly includes environmental remediation of the Santa Elena property (see Note 21.2. Contingent Liabilities) current Judicial Proceedings, and a contentious administrative proceedings arising from a difference in interpretation of the applicable income tax law for COP 15,655.
(3)The balance corresponds mainly to financial guarantees in Bancolombia S.A. and its increase is due to the new operations.
(4)Onerous contracts correspond to Renting Colombia S.A.S.

Litigation

As of December 31, 2025

Duration of the litigation provision	Judicial proceedings	Administrative proceedings	Onerous contracts
In millions of COP
Litigation under 1 month	31,092	-	-
Litigation greater than 1 year and up to 3 years	9,422	57,863	-
Litigation greater than 3 years	8,356	31,020	7,400
Total	48,870	88,883	7,400
As of December 31, 2024

Duration of the litigation provision	Judicial proceedings	Administrative proceedings	Onerous contracts
In millions of COP
Litigation under 1 month	25,746	373	-
Litigation greater than 1 year and up to 3 years	6,572	66,630	-
Litigation greater than 3 years	13,167	16,465	8,720
Total	45,485	83,468	8,720

Schedule of provisions of financial guarantees and loan commitments
The following table shows the changes in the provision for financial guarantees and loan commitments during period at December 31, 2025, and 2024 with the expected credit loss model:

	Stage 1	Stage 2	Stage 3	Total
Balance as of January 1, 2025	156,056	78,380	66,986	301,422
Transfers	20,656	(9,867)	(10,789)	-
Transfer to stage 1	29,755	(20,164)	(9,591)	-
Transfer to stage 2	(5,634)	14,210	(8,576)	-
Transfer to stage 3	(3,465)	(3,913)	7,378	-
Reclassification to liabilities related to investments in subsidiaries held for sale(1)	(13,784)	(21,048)	(387)	(35,219)
Provisions recognized during the period	63,517	26,002	43,528	133,047
Provisions reversed during the period	(100,991)	(23,973)	(23,225)	(148,189)
Translation adjustment	(8,297)	(5,194)	(68)	(13,559)
Balance as of December 31, 2025	117,157	44,300	76,045	237,502
(1) The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For further information, see Note 1, Reporting Entity; Note 2.D12, Significant Accounting Policies – Assets Held for Sale and Discontinued Operations; and Note 31, Discontinued Operation.

	Stage 1	Stage 2	Stage 3	Total
Balance as of January 1, 2024	158,337	45,058	51,224	254,619
Transfers	5,186	4,587	(9,773)	-
Transfer to stage 1	12,161	(6,950)	(5,211)	-
Transfer to stage 2	(4,383)	14,688	(10,305)	-
Transfer to stage 3	(2,592)	(3,151)	5,743	-
Provisions recognized during the period	74,787	51,131	44,387	170,305
Provisions reversed during the period	(91,105)	(26,271)	(18,911)	(136,287)
Translation adjustment	8,851	3,875	59	12,785
Balance as of December 31, 2024	156,056	78,380	66,986	301,422

Disclosure of credit risk exposure
The table below shows the maximum exposure to credit risk and provision based on the bank´s internal credit rating system, 12 months Basel PD range and year-end stage classification:
As of December 31, 2025

Standard	PD range	Stage 1		Stage 2		Stage 3		Total(1)
		Exposure	Provision	Exposure	Provision	Exposure	Provision	Exposure	Provision
Normal risk	0% - 3.11%	5,775,002	9	4,750	-	-	-	5,779,752	9
Acceptable risk	> 3.11% - 11.15%	103,636	1	772	-	-	-	104,408	1
Appreciable risk	> 11.15% - 72.75%	507,049	1	11,067	1	-	-	518,116	2
Significant risk	> 72.75% - 89.89%	-	-	-	-	-	-	-	-
Bad risk	> 89.89% - 100%	-	-	-	-	152,549	9,659	152,549	9,659
Total		6,385,687	11	16,589	1	152,549	9,659	6,554,825	9,671

As of December 31, 2024

Standard	PD range	Stage 1		Stage 2		Stage 3		Total
		Exposure	Provision	Exposure	Provision	Exposure	Provision	Exposure	Provision
Normal risk	0% - 3.11%	9,738,866	12	267	-	-	-	9,739,133	12
Acceptable risk	> 3.11% - 11.15%	173,730	14	10,563	1	8,000	2	192,293	17
Appreciable risk	> 11.15% - 72.75%	14,123	1	6,970	3	48,221	-	69,314	4
Significant risk	> 72.75% - 89.89%	-	-	-	-	-	-	-	-
Bad risk	> 89.89% - 100%	-	-	-	-	143,561	4,460	143,561	4,460
Total		9,926,719	27	17,800	4	199,782	4,462	10,144,301	4,493
The information below contains the maximum exposure to credit risk for the periods ending December 31, 2025 and 2024:
The maximum exposure to credit risk of the loans and advances decreases in 2025 due to the classification of Banistmo as a discontinued operation.
December 31, 2025

Maximum exposure to credit risk - Financial instruments subject to impairment
In millions of COP
	Stage 1	Stage 2	Stage 3	Total
Loans and Advances	230,529,201	13,291,069	12,533,711	256,353,981
Commercial	128,900,017	3,789,022	6,938,883	139,627,922
Consumer	45,368,880	4,597,424	2,787,242	52,753,546
Mortgage	31,451,240	1,551,976	1,413,156	34,416,372
Small Business Loans	885,674	120,330	57,008	1,063,012
Financial Leases	23,923,390	3,232,317	1,337,422	28,493,129
Off-Balance Sheet Exposures	45,080,299	398,436	439,419	45,918,154
Financial Guarantees	6,385,687	16,589	152,549	6,554,825
Loan Commitments	38,694,612	381,847	286,870	39,363,329
Loss Allowance	(2,126,247)	(2,321,812)	(9,043,389)	(13,491,448)
Total	273,483,253	11,367,693	3,929,741	288,780,687
December 31, 2024

Maximum exposure to credit risk - Financial instruments subject to impairment
In millions of COP
	Stage 1	Stage 2	Stage 3	Total
Loans and Advances	245,272,297	16,670,291	17,511,320	279,453,908
Commercial	137,761,467	5,545,788	9,945,556	153,252,811
Consumer	46,697,013	5,118,607	4,000,063	55,815,683
Mortgage	37,076,580	2,701,930	1,963,091	41,741,601
Small Business Loans	1,175,803	91,256	85,150	1,352,209
Financial Leases	22,561,434	3,212,710	1,517,460	27,291,604
Off-Balance Sheet Exposures	43,604,372	223,317	256,249	44,083,938
Financial Guarantees	9,926,719	17,800	199,782	10,144,301
Loan Commitments	33,677,653	205,517	56,467	33,939,637
Loss Allowance	(2,331,035)	(2,752,141)	(11,397,984)	(16,481,160)
Total	286,545,634	14,141,467	6,369,585	307,056,686
(1) The informational disclosed value of loan commitments has been updated.
Other Financial Instruments

Maximum Exposure to Credit Risk - Other Financial Instruments
In millions of COP
	Maximum Exposure		Collateral		Net Exposure
	2025	2024	2025	2024	2025	2024
Maximum Exposure to Credit Risk
Debt instruments	32,840,048	36,583,512	(2,529,186)	(1,669,011)	30,310,862	34,914,501
Derivatives	1,308,744	929,498	(726,801)	(589,098)	581,943	340,400
Equity	1,463,622	1,011,310	-	-	1,463,622	1,011,310
Other financial instruments	30,285	34,385	-	-	30,285	34,385
Total	35,642,699	38,558,705	(3,255,987)	(2,258,109)	32,386,712	36,300,596
Note: Collateral Held (-) and Collateral Pledged (+)

Schedule of financial guarantees
The following table shows the maturity schedule for financial guarantees as of December 31, 2025, and 2024:
As of December 31, 2025

Maturity	Financial guarantees(1)
In millions of COP
Guarantees under 1 month	759,832
Guarantees greater than 1 month and up to 3 months(1)	1,018,158
Guarantees greater than 3 months and up to 1 year (1)	2,842,203
Guarantees greater than 1 year and up to 3 years(2)	1,249,931
Guarantees greater than 3 years and up to 5 years	632,287
Guarantees greater than 5 years	52,414
Total	6,554,825
(1) The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For further information, see Note 1, Reporting Entity; Note 2.D12, Significant Accounting Policies – Assets Held for Sale and Discontinued Operations; and Note 31, Discontinued Operation.
As of December 31, 2024

Maturity	Financial guarantees
In millions of COP
Guarantees under 1 month	744,077
Guarantees greater than 1 month and up to 3 months(1)	1,498,132
Guarantees greater than 3 months and up to 1 year(1)	5,036,939
Guarantees greater than 1 year and up to 3 years(2)	2,135,249
Guarantees greater than 3 years and up to 5 years	60,876
Guarantees greater than 5 years	669,028
Total	10,144,301
The following table shows the maturity schedule for loan commitments as of December 31, 2025, and 2024:
As of December 31, 2025

Maturity	Loan commitments
In millions of COP
Commitments under 1 month	409,239
Commitments greater than 1 month and up to 3 months	175,825
Commitments greater than 3 months and up to 1 year	7,894,165
Commitments greater than 1 year and up to 3 years	1,158,023
Commitments greater than 3 years and up to 5 years	3,274,107
Commitments greater than 5 years	151,615
Total(1)	13,062,974
(1) The variation corresponds mainly to Bancolombia S.A. and Bancolombia Panama S.A.
As of December 31, 2024

Maturity	Loan commitments
In millions of COP
Commitments under 1 month	606,027
Commitments greater than 1 month and up to 3 months	20,060
Commitments greater than 3 months and up to 1 year	5,962,608
Commitments greater than 1 year and up to 3 years	2,100,683
Commitments greater than 3 years and up to 5 years	2,959,532
Commitments greater than 5 years	395,847
Total	12,044,757